Earnings per share (Details) - Basic [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($) $ / shares shares	Jun. 30, 2022 ARS ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 ARS ($) shares	Jun. 30, 2021 USD ($) $ / shares shares
Statement [Line Items]
Profit (loss) for the year from continuing operations attributable to equity holders of the parent | $	$ 43,870	$ 79,954		$ (27,146)
Loss for the year from discontinued operations attributable to equity holders of the parent	0		$ 0		$ (17,287)
Profit (loss) for the year attributable to equity holders of the parent	$ 43,870		$ 79,954		$ (44,433)
Weighted average number of ordinary shares outstanding | shares	602	609	609	544	544
Basic earnings per share | (per share)	$ 72.87		$ 131.29		$ (81.68)